Share-Based Compensation - Summary of RSU activities (Details) - 12 months ended Dec. 31, 2018 $ / shares in Units, ¥ in Thousands, $ in Thousands	$ / shares	CNY (¥) shares	USD ($) $ / shares shares	CNY (¥) shares
Weighted average grand date fair value
Weighted-average period for recognition of share-based compensation expense relating to unvested options		5 years 7 months 21 days
2018 Plan | RSU
Number of RSUs
Granted (in shares) | shares		8,295,240
Outstanding at end of the year (in shares) | shares		8,295,240
Vested and expected to vest at end of the year (in shares) | shares			8,295,240	8,295,240
Weighted average grand date fair value
Granted	$ 6.2519
Outstanding at end of the year	6.2519
Vested and expected to vest at end of the year			6.2519
Weighted average grant date fair value of RSUs granted	$ 6.2519		$ 6.2519
Total fair value of RSUs vested during the period | ¥		¥ 0
Unrecognized share-based compensation expenses			$ 47,278	¥ 325,060
Weighted-average period for recognition of share-based compensation expense relating to unvested options		3 years 9 months 22 days